Share Based Compensation (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Share Based Payment Arrangements Text Block Abstract
Schedule of services providers outstanding
	Six months ended June 30, 2022
	Number of options	Weighted average Exercise price NIS
Outstanding at beginning of year	87,833	0.37
Granted	29,400	10.78
Exercised	(2,721)	0.37
Forfeited	-	-
Outstanding as of June 30, 2022	114,512	3.041
Exercisable options	71826	0.37

	Six months ended June 30, 2022
	Number of options	Weighted average Exercise price NIS
Outstanding at beginning of year	448,120	0.37
Forfeited	(57,159)	0.37
Outstanding as of June 30, 2022	390,961	0.37
Exercisable options	324,727	0.37

Schedule of restricted shares units to employees and directors outstanding
Number of RSUs
Outstanding at beginning of year	10,000
Granted	22,500
Vested	1,666
Outstanding as of June 30, 2022	30,834
Vested as of June 30, 2022	1,666

Number of RSUs
Outstanding at beginning of year	2,002,587
Granted	826,854
Vested	747,579
Outstanding as of June 30, 2022	2,081,862
Vested as of June 30, 2022	1,403,180